Fort Hills (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD CAD / bbl $ / bbl bbl	Dec. 21, 2017 CAD	Dec. 31, 2016
Disclosure of joint operations
Risk adjusted discount rate	8.00%		8.00%
Minimum
Disclosure of joint operations
Risk adjusted discount rate	10.00%		10.00%
Maximum
Disclosure of joint operations
Risk adjusted discount rate	12.00%		15.00%
Fort Hills oil sands project
Disclosure of joint operations
Interest purchased (as a percent)		2.26%
Consideration paid | CAD		CAD 308
Interest (as a percent)	53.06%
Impairment | CAD	CAD 0
Risk adjusted discount rate	7.25%
Number of barrels per day | bbl	100,800
Ramp up period	12 months
operating costs averaging for the life of the project | CAD / bbl	21.95
Decrease in the assumed realized price that decrease the recoverable amount (as a percent)	5.00%
Amount of decrease in the recoverable amount due to the decrease in the percentage of assumed realized price | CAD	CAD 1,100
Increase in the discount rate that decrease the recoverable amount (as a percent)	1.00%
Amount of decrease in the recoverable amount due to the increase in the percentage of discount rate | CAD	CAD 1,600
Increase in the estimated future operating costs would decrease the recoverable amount (as a percent)	5.00%
Decrease the recoverable amount | CAD	CAD 500
Carrying amount as at December 31 | CAD	CAD 11,800
Fort Hills oil sands project | Teck
Disclosure of joint operations
Interest purchased (as a percent)	0.89%
Interest (as a percent)	20.89%
Fort Hills oil sands project | Total
Disclosure of joint operations
Interest (as a percent)	26.05%
Fort Hills oil sands project | 2018
Disclosure of joint operations
WCS price forecasts | $ / bbl	56.40
Fort Hills oil sands project | 2019
Disclosure of joint operations
WCS price forecasts | $ / bbl	63.60
Fort Hills oil sands project | 2020
Disclosure of joint operations
WCS price forecasts | $ / bbl	65.60
Fort Hills oil sands project | 2021
Disclosure of joint operations
WCS price forecasts | $ / bbl	67.50
Fort Hills oil sands project | 2022
Disclosure of joint operations
WCS price forecasts | $ / bbl	71.60
Fort Hills oil sands project | Thereafter
Disclosure of joint operations
WCS price forecasts | $ / bbl	75.00